UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Capital & Income Fund

Annual Report April 30, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	7	The manager’s review of fund
		performance, strategy and outlook
Shareholder Expense	8	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	11	A complete list of the fund’s investments
		with their market values.
Financial Statements	33	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	37	Notes to the financial statements.
Report of Independent	43
Registered Public
Accounting Firm
Trustees and Officers	44
Distributions	54
Proxy Voting Results	55
Board Approval of	56
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended April 30, 2006	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Capital & Income Fund	11.84%	10.02%	7.96%

5 Annual Report

Performance continued

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Capital & Income Fund on April 30, 1996. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index and the Merrill Lynch U.S. High Yield Master II Index performed over the same period.

Going forward, the fund’s performance will be compared to the Merrill Lynch U.S. High Yield Master II Constrained Index rather than Merrill Lynch U.S. High Yield Master II Index because the Merrill Lynch U.S. High Yield Master II Constrained Index conforms more closely to the fund’s investment strategy. Returns shown for the Merrill Lynch U.S. High Yield Master II Constrained Index for periods prior to December 31, 1996 (its inception date) are returns of the Merrill Lynch U.S. High Yield Master II Index.

Annual Report 6

Management’s Discussion of Fund Performance

Comments from Mark Notkin, Portfolio Manager of Fidelity® Capital & Income Fund

The domestic high yield bond market routed domestic investment grade debt during the year ending April 30, 2006. One major contributor to high yield’s competitive edge was its lower sensitivity to interest rate movements relative to most investment grade bonds. The Federal Reserve Board hiked short term interest rates on eight occasions, driving down the prices of high quality credit. Meanwhile, high yield continued to benefit from strong corporate balance sheets and cash flows, while default rates nearing all time low levels of about 2.00% gave investors a greater comfort level for higher risk assets. Reflecting the market’s renewed confidence in U.S. economic and corporate prospects, the lowest rated credit quality bonds led the rally, paced in large part by air transportation issues. For the 12 months as a whole, the Merrill Lynch® U.S. High Yield Master II Constrained Index rose 8.84% . In comparison, the measure of the investment grade taxable bond market, the Lehman Brothers® Aggregate Bond Index, was up only 0.71% .

The fund gained 11.84% during the past year, beating the Merrill Lynch Constrained index the fund’s primary benchmark since January 1, 2006 the Merrill Lynch U.S. High Yield Master II Index, which rose 9.09%, and the 8.78% return of the LipperSM High Current Yield Funds Average. The fund was helped primarily by strong security selection among debt and equity issues, particularly within technology and cable TV. Shares of Telewest Global, a U.K. cable firm, performed well, reflecting good operating performance and positive expectations from its merger with NTL. Cable and wire producer General Cable Corporation another equity holding had strong performance on healthy sales. Common stock in chemical producer Celanese rose in response to strong management execution, cost cutting and favorable supply/demand. Detracting was an underweighting in bonds issued by General Motors Acceptance Corporation, which rallied as the market approved its separation from GM. Bonds issued by automotive parts supplier Delco Remy also lagged, hurt by overseas competition.

Note to shareholders: Effective January 1, 2006, the fund changed its benchmark to the Merrill Lynch U.S. High Yield Master II Constrained Index because this index conforms more closely with the fund’s investment strategy. The Constrained Index includes all of the bonds in the Merrill Lynch U.S. High Yield Master II Index, but imposes a 2% limit on any individual issuer. In Fidelity’s view, the Constrained index represents a better measure of the high-yield market, as this index is more diversified than the unconstrained version and is less likely to be disrupted by rapid market changes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report 7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$ 1,000.00	$ 1,068.70	$ 3.95
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.98	$ 3.86

* Expenses are equal to the Fund’s annualized expense ratio of .77%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annual Report

8

Investment Changes

Top Five Holdings as of April 30, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
CSC Holdings, Inc.	2.9	2.0
General Motors Acceptance Corp.	2.8	2.6
Williams Companies, Inc.	2.5	1.0
Qwest Corp.	2.2	2.4
U.S. West Communications	1.6	1.6
	12.0
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Telecommunications	13.7	13.5
Cable TV	10.2	11.8
Technology	9.0	8.7
Energy	8.7	8.4
Automotive	5.8	5.1

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Investments continued

Annual Report 10

Investments April 30, 2006
Showing Percentage of Net Assets

Corporate Bonds 68.7%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Convertible Bonds 0.6%
Diversified Media – 0.3%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75%
2/15/30	$ 32,090	$ 18,325
Technology – 0.3%
Atmel Corp. 0% 5/23/21	20,230	9,723
ON Semiconductor Corp. 0% 4/15/24	840	753
Solectron Corp. 0.5% 2/15/34	12,335	9,529
		20,005

TOTAL CONVERTIBLE BONDS		38,330
Nonconvertible Bonds – 68.1%
Aerospace – 0.4%
L-3 Communications Corp. 6.375% 10/15/15	17,590	17,018
Orbimage Holdings, Inc. 14.2% 7/1/12 (f)(g)	8,010	8,731
		25,749
Air Transportation – 1.1%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	17,208	15,832
7.379% 11/23/17	4,911	4,420
AMR Corp. 10.2% 3/15/20	2,750	2,475
Continental Airlines, Inc. pass thru trust certificates:
8.307% 10/2/19	324	313
8.312% 10/2/12	1,294	1,217
8.388% 5/1/22	4,046	3,884
9.798% 4/1/21	12,137	12,562
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)	53,290	13,722
8.3% 12/15/29 (c)	33,450	8,657
10% 8/15/08 (c)	3,245	807
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	2,000	2,000
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,017	1,007
7.248% 7/2/14	793	103
7.95% 9/1/16	984	974
		67,973
Automotive 4.9%
Affinia Group, Inc. 9% 11/30/14	21,285	18,624
Altra Industrial Motion, Inc. 9% 12/1/11	4,560	4,560

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Automotive continued
Delco Remy International, Inc.:
9.375% 4/15/12	$ 2,475	$ 1,176
11% 5/1/09	2,990	1,555
Ford Motor Credit Co. 6.625% 6/16/08	31,495	29,591
General Motors Acceptance Corp.:
6.75% 12/1/14	40,130	36,518
6.875% 9/15/11	21,825	20,406
6.875% 8/28/12	26,735	24,912
8% 11/1/31	100,165	94,656
Goodyear Tire & Rubber Co. 9% 7/1/15	33,400	34,486
Tenneco, Inc. 8.625% 11/15/14	5,280	5,333
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	8,401	9,052
11% 2/15/13	6,786	7,617
Visteon Corp. 7% 3/10/14	11,255	9,060
		297,546
Broadcasting – 0.8%
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)	15,770	16,716
10.375% 9/1/14 (f)	27,135	30,289
		47,005
Building Materials – 0.7%
ACIH, Inc. 0% 12/15/12 (d)(f)	1,245	1,021
Goodman Global Holdings, Inc. 7.4913% 6/15/12 (g)	21,180	21,604
Maax Holdings, Inc. 0% 12/15/12 (d)	20,770	9,554
NTK Holdings, Inc. 0% 3/1/14 (d)	10,780	8,193
Texas Industries, Inc. 7.25% 7/15/13	2,880	2,952
		43,324
Cable TV 5.5%
Cablevision Systems Corp. 8% 4/15/12	8,800	8,822
CCH I Holdings LLC/CCH I Capital Corp.:
0% 5/15/14 (d)	6,755	4,289
0% 1/15/15 (d)	5,000	2,600
CCH I LLC / CCH I Capital Corp. 11% 10/1/15	30,228	26,412
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%
11/15/13	6,000	5,865
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10 (f)	15,790	15,908

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Cable TV – continued
CSC Holdings, Inc.:
7.25% 4/15/12 (f)(g)	$ 20,160	$ 20,110
7.625% 4/1/11	6,460	6,557
7.625% 7/15/18	81,478	81,478
7.875% 12/15/07	1,000	1,021
7.875% 2/15/18	43,245	43,677
EchoStar DBS Corp.:
6.375% 10/1/11	15,465	15,078
6.625% 10/1/14	34,270	33,071
iesy Repository GmbH 10.375% 2/15/15 (f)	11,490	11,231
NTL Cable PLC 8.75% 4/15/14	24,485	25,097
Telenet Group Holding NV 0% 6/15/14 (d)(f)	36,895	31,176
Videotron Ltee 6.875% 1/15/14	3,630	3,616
		336,008
Capital Goods 0.8%
Blount, Inc. 8.875% 8/1/12	6,070	6,298
Chart Industries, Inc. 9.125% 10/15/15 (f)	4,970	5,243
Hexcel Corp. 6.75% 2/1/15	10,710	10,576
Invensys PLC 9.875% 3/15/11 (f)	1,280	1,350
Polypore, Inc. 0% 10/1/12 (d)	22,155	14,456
Polypore, Inc. 8.75% 5/15/12	7,915	7,460
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,657
		49,040
Chemicals – 1.6%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	27,115	29,827
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)	6,685	5,390
Series B, 0% 10/1/14 (d)	39,745	31,100
Huntsman LLC 11.625% 10/15/10	2,465	2,810
Lyondell Chemical Co. 11.125% 7/15/12	6,125	6,783
Phibro Animal Health Corp. 13% 12/1/07 unit	10,457	10,771
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08	10,205	9,797
		96,478
Consumer Products – 0.6%
AAC Group Holding Corp. 0% 10/1/12 (d)	10,200	8,237
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	696
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,832
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,461

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Consumer Products – continued
NPI Merger Corp.:
9.23% 10/15/13 (f)(g)	$ 1,790	$ 1,830
10.75% 4/15/14 (f)	1,950	2,011
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)	15,460	12,600
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,441
		34,108
Containers – 1.1%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,829
BWAY Corp. 10% 10/15/10	9,210	9,740
Constar International, Inc. 11% 12/1/12	9,360	7,114
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	3,815	3,834
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,296
7.5% 12/15/96	17,610	14,352
8% 4/15/23	6,295	6,106
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	4,051
7.75% 5/15/11	3,150	3,237
8.25% 5/15/13	10,790	11,060
Tekni-Plex, Inc. 10.875% 8/15/12 (f)	4,620	5,105
		69,724
Diversified Financial Services – 1.4%
E*TRADE Financial Corp. 7.375% 9/15/13	5,420	5,528
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12	2,035	2,170
Residential Capital Corp.:
6.375% 6/30/10	32,770	32,631
6.875% 6/30/15	17,905	18,151
6.8983% 4/17/09 (f)(g)	29,350	29,313
		87,793
Diversified Media – 0.9%
Affinion Group, Inc. 11.5% 10/15/15 (f)	3,690	3,782
CanWest Media, Inc. 8% 9/15/12	4,040	4,070
Liberty Media Corp.:
5.7% 5/15/13	25,030	23,278
8.5% 7/15/29	25,045	24,313
		55,443
Electric Utilities – 1.1%
AES Gener SA 7.5% 3/25/14	14,980	15,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Electric Utilities – continued
Aquila, Inc. 14.875% 7/1/12	$ 7,225	$ 9,826
Chivor SA E.S.P. 9.75% 12/30/14 (f)	11,230	12,634
Dynegy Holdings, Inc. 8.375% 5/1/16 (f)	9,150	9,127
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	7,510	7,660
TECO Energy, Inc. 6.75% 5/1/15	4,880	5,014
Tenaska Alabama Partners LP 7% 6/30/21 (f)	5,498	5,429
Utilicorp United, Inc. 9.95% 2/1/11 (g)	3,505	3,891
		68,973
Energy – 6.7%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	9,600
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (f)	4,940	5,064
Chaparral Energy, Inc. 8.5% 12/1/15 (f)	10,400	10,816
Chesapeake Energy Corp.:
6.5% 8/15/17	16,340	15,727
6.5% 8/15/17 (f)	16,070	15,467
7.5% 9/15/13	2,000	2,065
Colorado Interstate Gas Co. 6.8% 11/15/15 (f)	22,370	22,510
El Paso Production Holding Co. 7.75% 6/1/13	10,250	10,609
Energy Partners Ltd. 8.75% 8/1/10	14,470	14,796
Enron Corp.:
6.4% 7/15/06 (c)	3,270	920
6.625% 11/15/05 (c)	13,290	3,738
6.725% 11/17/08 (c)(g)	4,095	1,126
6.75% 8/1/09 (c)	3,320	934
6.875% 10/15/07 (c)	8,050	2,264
6.95% 7/15/28 (c)	7,270	1,999
7.125% 5/15/07 (c)	1,390	391
7.375% 5/15/19 (c)	8,400	2,352
7.875% 6/15/03 (c)	1,390	391
8.375% 5/23/05 (c)	15,020	4,131
9.125% 4/1/03 (c)	285	80
9.875% 6/15/03 (c)	1,268	357
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,367
Hanover Compressor Co. 7.5% 4/15/13	2,300	2,323
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,494
InterNorth, Inc. 9.625% 3/15/06 (c)	5,575	1,568
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,562
Ocean Rig Norway AS 8.375% 7/1/13 (f)	4,730	4,990

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Energy – continued
Plains Exploration & Production Co. 8.75% 7/1/12	$ 5,620	$ 5,929
Pogo Producing Co. 6.875% 10/1/17	18,560	18,050
Range Resources Corp. 7.375% 7/15/13	5,530	5,641
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	35,997
8% 3/1/32	20,945	22,568
8.875% 3/15/10	4,000	4,240
Southern Star Central Corp. 6.75% 3/1/16 (f)	6,870	6,836
Targa Resources, Inc./Targa Resources Finance Corp.
8.5% 11/1/13 (f)	5,140	5,204
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	9,442
7.5% 4/1/17	6,635	6,967
7.625% 4/1/37	7,450	7,599
8.375% 6/15/32	6,100	6,832
Venoco, Inc. 8.75% 12/15/11	6,840	6,772
Williams Companies, Inc.:
6.375% 10/1/10 (f)	18,640	18,570
7.5% 1/15/31	4,605	4,674
7.625% 7/15/19	36,035	38,019
7.75% 6/15/31	11,970	12,473
7.875% 9/1/21	21,955	23,437
8.75% 3/15/32	21,705	24,838
		410,729
Entertainment/Film 0.2%
AMC Entertainment, Inc. 11% 2/1/16 (f)	10,730	11,588
Environmental – 0.2%
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	398
7.4% 9/15/35	15,066	14,087
		14,485
Food and Drug Retail – 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates
7.82% 1/2/20	4,927	5,161
Doane Pet Care Co. 10.625% 11/15/15	7,005	8,546
		13,707
Food/Beverage/Tobacco – 0.5%
Doane Pet Care Co. 10.75% 3/1/10	7,500	8,175
Leiner Health Products, Inc. 11% 6/1/12	2,870	2,813

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Food/Beverage/Tobacco – continued
Michael Foods, Inc. 8% 11/15/13	$ 2,690	$ 2,697
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	4,540	4,597
Swift & Co.:
10.125% 10/1/09	3,950	4,049
12.5% 1/1/10	6,005	6,005
		28,336
Gaming – 2.7%
Galaxy Entertainment Finance Co. Ltd.:
9.655% 12/15/10 (f)(g)	6,010	6,235
9.875% 12/15/12 (f)	4,530	4,711
Kerzner International Ltd. 6.75% 10/1/15	18,620	19,318
Mandalay Resort Group 6.5% 7/31/09	16,415	16,415
MGM MIRAGE:
6% 10/1/09	5,030	4,955
6.625% 7/15/15	40,650	39,329
6.75% 9/1/12	6,315	6,260
6.75% 4/1/13 (f)	9,700	9,579
6.875% 4/1/16 (f)	9,700	9,458
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	9,467
Penn National Gaming, Inc. 6.75% 3/1/15	7,810	7,673
Scientific Games Corp. 6.25% 12/15/12	3,050	2,943
Station Casinos, Inc.:
6% 4/1/12	8,320	8,070
6.5% 2/1/14	10,140	9,836
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)	4,965	3,376
9% 1/15/12	2,645	2,698
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (f)	3,890	4,094
		164,417
Healthcare 1.7%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	10,000	10,400
AmeriPath, Inc. 10.5% 4/1/13	14,500	15,443
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	13,533
CRC Health Group, Inc. 10.75% 2/1/16 (f)	7,690	7,901
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,154
HCA, Inc. 5.75% 3/15/14	5,000	4,650
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,840	2,065
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,568

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Healthcare continued
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	$ 10,210	$ 10,823
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (f)	12,530	12,937
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,741
VWR International, Inc.:
6.875% 4/15/12	620	609
8% 4/15/14	1,740	1,740
		105,564
Homebuilding/Real Estate – 2.0%
Ahern Rentals, Inc. 9.25% 8/15/13	2,470	2,587
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13	12,240	12,179
8.125% 6/1/12	12,730	13,176
BF Saul REIT 7.5% 3/1/14	12,505	12,693
Crescent Real Estate Equities LP/Crescent Finance Co.
9.25% 4/15/09	7,000	7,350
D.R. Horton, Inc. 7.875% 8/15/11	2,540	2,718
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	3,440	3,328
6.25% 1/15/15	15,380	14,105
7.75% 5/15/13	16,035	15,835
Kimball Hill, Inc. 10.5% 12/15/12 (f)	9,110	8,951
Meritage Homes Corp. 6.25% 3/15/15	7,970	7,163
Technical Olympic USA, Inc.:
7.5% 1/15/15	18,690	16,307
10.375% 7/1/12	3,105	3,152
		119,544
Hotels 0.6%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	6,363
8% 11/15/13	8,460	8,703
ITT Corp. 7.375% 11/15/15	20,000	21,200
		36,266
Leisure – 0.8%
Festival Fun Parks LLC 10.875% 4/15/14 (f)	5,780	5,816
Town Sports International Holdings, Inc. 0% 2/1/14 (d) .	30,445	22,910

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Leisure – continued
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	$ 8,135	$ 8,959
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,049
		50,734
Metals/Mining – 1.2%
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,333
Compass Minerals International, Inc. 0% 12/15/12 (d) .	18,715	17,779
Drummond Co., Inc. 7.375% 2/15/16 (f)	11,870	11,692
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	12,978
10.125% 2/1/10	2,155	2,314
Massey Energy Co. 6.875% 12/15/13 (f)	18,850	18,143
		71,239
Paper 0.9%
Georgia-Pacific Corp.:
7.375% 12/1/25	8,240	7,735
7.75% 11/15/29	9,000	8,663
8% 1/15/24	11,515	11,414
8.125% 5/15/11	2,500	2,588
Millar Western Forest Products Ltd. 7.75% 11/15/13	3,085	2,437
NewPage Corp.:
10.93% 5/1/12 (g)	8,670	9,494
12% 5/1/13	9,420	10,221
P.H. Glatfelter Co. 7.125% 5/1/16 (f)	2,400	2,418
		54,970
Publishing/Printing – 1.7%
Haights Cross Communications, Inc. 0% 8/15/11 (d)	9,350	4,956
Houghton Mifflin Co.:
0% 10/15/13 (d)	37,730	32,071
8.25% 2/1/11	8,260	8,580
9.875% 2/1/13	24,000	25,920
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,598
Vertis, Inc.:
10.875% 6/15/09	21,565	20,595
13.5% 12/7/09 (f)	3,320	2,473
		105,193
Railroad 0.8%
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,732

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Railroad – continued
Kansas City Southern Railway Co.: – continued
9.5% 10/1/08	$ 5,910	$ 6,250
TFM SA de CV:
9.375% 5/1/12	16,130	17,259
12.5% 6/15/12	13,955	15,420
yankee 10.25% 6/15/07	750	780
		47,441
Restaurants 0.4%
Carrols Corp. 9% 1/15/13	14,495	14,712
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	12,410	11,914
		26,626
Services – 3.2%
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	10,898
Ashtead Holdings PLC 8.625% 8/1/15 (f)	5,440	5,630
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (f)(g)	2,220	2,281
7.625% 5/15/14 (f)	5,910	6,013
7.75% 5/15/16 (f)	5,610	5,708
FTI Consulting, Inc. 7.625% 6/15/13	3,280	3,411
Hertz Corp. 8.875% 1/1/14 (f)	15,720	16,663
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	32,012
7.75% 1/15/15	25,205	25,520
8.625% 4/1/13	2,225	2,317
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	28,735	24,568
Mac-Gray Corp. 7.625% 8/15/15	3,040	3,108
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f) .	31,190	34,465
Rural/Metro Corp. 9.875% 3/15/15	7,685	8,185
Williams Scotsman, Inc. 8.5% 10/1/15	12,390	12,731
		193,510
Shipping – 1.5%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	2,385	2,629
CHC Helicopter Corp. 7.375% 5/1/14	10,925	11,062
Grupo TMM SA de CV 10.5% 8/1/07 (f)	8,289	8,351
H-Lines Finance Holding Corp. 0% 4/1/13 (d)	6,703	5,698
OMI Corp. 7.625% 12/1/13	8,125	8,247
Seabulk International, Inc. 9.5% 8/15/13	17,020	18,892

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Shipping – continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 30,655	$ 28,816
Ultrapetrol Bahamas Ltd. 9% 11/24/14	8,485	8,061
		91,756
Steels – 1.6%
AK Steel Corp. 7.75% 6/15/12	12,585	12,805
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	11,805	13,207
Edgen Acquisition Corp. 9.875% 2/1/11	6,120	6,105
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	8,695	9,521
Gerdau SA 8.875% (f)	11,345	11,714
International Steel Group, Inc. 6.5% 4/15/14	24,820	24,293
Ispat Inland ULC 9.75% 4/1/14	5,094	5,705
RathGibson, Inc. 11.25% 2/15/14 (f)	11,220	12,062
		95,412
Super Retail – 1.1%
AutoNation, Inc.:
7% 4/15/14 (f)	6,070	6,116
7.0138% 4/15/13 (f)(g)	4,370	4,436
Burlington Coat Factory Warehouse Corp. 11.125%
4/15/14 (f)	19,550	19,697
Neiman Marcus Group, Inc.:
9% 10/15/15 (f)	15,340	16,299
10.375% 10/15/15 (f)	18,185	19,458
		66,006
Technology – 6.3%
Avago Technologies Finance Ltd.:
10.32% 6/1/13 (f)(g)	18,810	19,798
11.875% 12/1/15 (f)	9,345	10,256
Celestica, Inc. 7.875% 7/1/11	31,775	32,490
Freescale Semiconductor, Inc. 7.125% 7/15/14	27,745	28,439
Lucent Technologies, Inc.:
6.45% 3/15/29	57,490	50,879
6.5% 1/15/28	19,690	17,278
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	8,279
Sanmina-SCI Corp. 8.125% 3/1/16	15,230	15,439
SERENA Software, Inc. 10.375% 3/15/16 (f)	3,380	3,583
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)	24,240	25,876
9.4306% 8/15/13 (f)(g)	12,970	13,748

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Technology – continued
SunGard Data Systems, Inc.: – continued
10.25% 8/15/15 (f)	$ 16,640	$ 17,805
Viasystems, Inc. 10.5% 1/15/11	23,140	23,024
Xerox Capital Trust I 8% 2/1/27	30,530	31,522
Xerox Corp.:
6.4% 3/15/16	18,000	17,573
7.2% 4/1/16	4,950	5,049
7.625% 6/15/13	62,845	65,830
		386,868
Telecommunications – 12.3%
American Tower Corp. 7.125% 10/15/12	13,300	13,566
Centennial Cellular Operating Co./Centennial
Communications Corp. 10.125% 6/15/13	27,122	29,631
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	8,540	8,775
Citizens Communications Co. 9% 8/15/31	16,025	17,147
Digicel Ltd. 9.25% 9/1/12 (f)	8,355	8,950
Dresdner Bank AG 10.375% 8/17/09 (f)	5,320	5,759
Eschelon Operating Co.:
8.375% 3/15/10	4,847	4,641
8.375% 3/15/10	5,740	5,496
Hughes Network Systems LLC / HNS Finance Corp.
9.5% 4/15/14 (f)	13,020	13,280
Inmarsat Finance II PLC 0% 11/15/12 (d)	39,770	34,202
Inmarsat Finance PLC 7.625% 6/30/12	1,744	1,788
Intelsat Ltd.:
6.5% 11/1/13	28,855	22,651
7.625% 4/15/12	42,480	36,320
Intelsat Subsidiary Holding Co. Ltd. 9.6094%
1/15/12 (g)	22,320	22,739
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank
AG for Kyivstar GSM) (f)	4,400	4,400
Level 3 Financing, Inc.:
11.4238% 3/15/11 (f)(g)	13,240	13,770
12.25% 3/15/13 (f)	27,280	29,190
Millicom International Cellular SA 10% 12/1/13	19,800	22,028
Mobifon Holdings BV 12.5% 7/31/10	23,305	26,335
Mobile Telesystems Finance SA 8% 1/28/12 (f)	12,290	12,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Telecommunications – continued
New Skies Satellites BV:
9.125% 11/1/12	$ 2,710	$ 2,920
9.5725% 11/1/11 (g)	3,540	3,611
Nextel Communications, Inc.:
5.95% 3/15/14	6,370	6,330
6.875% 10/31/13	6,840	7,045
7.375% 8/1/15	75,245	78,186
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (f)	8,080	8,403
PanAmSat Corp. 9% 8/15/14	11,870	12,479
PanAmSat Holding Corp. 0% 11/1/14 (d)	22,896	16,542
Qwest Capital Funding, Inc.:
7.625% 8/3/21	12,750	12,654
7.75% 2/15/31	3,000	3,068
Qwest Corp.:
7.625% 6/15/15	6,359	6,741
7.875% 9/1/11	19,060	19,965
8.16% 6/15/13 (g)	33,180	36,166
8.875% 3/15/12	51,075	55,927
Rogers Communications, Inc. 8.035% 12/15/10 (g)	8,170	8,415
U.S. West Capital Funding, Inc. 6.5% 11/15/18	4,000	3,720
U.S. West Communications:
6.875% 9/15/33	28,355	26,370
7.125% 11/15/43	1,355	1,321
7.2% 11/10/26	37,955	38,809
7.25% 9/15/25	8,865	8,998
7.25% 10/15/35	19,810	19,760
7.5% 6/15/23	14,935	15,084
8.875% 6/1/31	2,015	2,118
UbiquiTel Operating Co. 9.875% 3/1/11	8,150	9,026
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	16,090	17,659
		754,453

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
Textiles & Apparel – 0.6%
Levi Strauss & Co.:
8.875% 4/1/16 (f)	$ 19,380	$ 19,380
9.75% 1/15/15	18,140	19,092
		38,472

TOTAL NONCONVERTIBLE BONDS		4,166,480

TOTAL CORPORATE BONDS
(Cost $4,100,825)		4,204,810

Common Stocks 13.6%
	Shares
Air Transportation – 0.3%
UAL Corp. (a)	500,000	18,005
Building Materials – 0.0%
Jacuzzi Brands, Inc. (a)	177,900	1,738
Cable TV 3.4%
Cablevision Systems Corp. – NY Group Class A	1,625,000	32,939
Comcast Corp. Class A (a)	730,000	22,594
Discovery Holding Co. Class A (a)	125,000	1,863
EchoStar Communications Corp. Class A (a)	900,000	27,810
Liberty Global, Inc.:
Class A	62,500	1,294
Class C (a)	62,500	1,248
LodgeNet Entertainment Corp. (a)	735,000	14,024
NTL, Inc. (a)	3,795,147	104,278
NTL, Inc. warrants 1/13/11 (a)	35,177	22
PTV, Inc. (a)	3	0
		206,072
Chemicals – 0.8%
Celanese Corp. Class A	2,145,700	47,098
Sterling Chemicals, Inc. (a)	897	11
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		47,109
Containers – 0.3%
Crown Holdings, Inc. (a)	1,046,300	16,772
Trivest 1992 Special Fund Ltd. (a)(h)	11,400,000	57
		16,829

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Common Stocks continued
	Shares	Value (Note 1)
		(000s)
Diversified Media – 1.5%
Liberty Media Corp. Class A (a)	3,450,000	$ 28,808
News Corp. Class A	1,752,200	30,068
Rogers Communications, Inc. Class B (non-vtg.)	725,000	30,731
		89,607
Electric Utilities – 0.0%
Portland General Electric Co. (a)	65,328	1,998
Energy – 1.5%
Apache Corp.	340,000	24,154
Chesapeake Energy Corp.	700,000	22,176
Encore Acquisition Co. (a)	525,000	16,086
Williams Companies, Inc.	1,400,000	30,702
		93,118
Food/Beverage/Tobacco – 0.2%
Centerplate, Inc. unit	1,033,875	13,523
Gaming – 0.9%
Kerzner International Ltd. (a)	340,000	26,568
Mikohn Gaming Corp. warrants 10/14/08 (a)(h)	535,456	3,080
Penn National Gaming, Inc. (a)	600,000	24,432
		54,080
Healthcare 0.5%
DaVita, Inc. (a)	220,800	12,422
Emergency Medical Services Corp. Class A (e)	685,600	8,467
Quest Diagnostics, Inc.	150,000	8,360
		29,249
Metals/Mining – 0.6%
Alpha Natural Resources, Inc. (a)	950,000	23,855
Haynes International, Inc. (a)	147,429	4,865
Intermet Corp. (a)(h)	522,278	5,991
		34,711
Restaurants 0.0%
Ruth’s Chris Steak House, Inc.	10,300	241
Services – 0.4%
Coinmach Service Corp. unit	1,522,000	25,767
Shipping – 1.2%
General Maritime Corp.	500,000	16,610
Laidlaw International, Inc.	1,000,000	24,750
OMI Corp.	795,000	15,328

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)
Shipping – continued
Overseas Shipholding Group, Inc.	350,000	$ 17,091
Ship Finance International Ltd. (NY Shares)	140,100	2,386
		76,165
Technology – 1.2%
AMIS Holdings, Inc. (a)	1,353,244	13,952
Benchmark Electronics, Inc. (a)	579,000	15,807
General Cable Corp. (a)	960,300	30,317
Seagate Technology	550,000	14,608
		74,684
Telecommunications – 0.7%
American Tower Corp. Class A (a)	15,912	543
Broadwing Corp. (a)	13,950	194
Sprint Nextel Corp.	1,605,563	39,818
XO Holdings, Inc. (a)	35,085	154
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	53
Series B, warrants 1/16/10 (a)	52,628	29
Series C, warrants 1/16/10 (a)	52,628	15
		40,806
Textiles & Apparel – 0.1%
Arena Brands Holding Corp. Class B (h)	659,302	9,843
TOTAL COMMON STOCKS
(Cost $711,049)		833,545

Preferred Stocks 0.4%

Convertible Preferred Stocks 0.1%
Chemicals – 0.0%
Celanese Corp. 4.25%	30,500	932
Textiles & Apparel – 0.1%
Arena Brands Holding Corp. Series B, 16.00% (h)	5,850	5,850

TOTAL CONVERTIBLE PREFERRED STOCKS		6,782
Nonconvertible Preferred Stocks 0.3%
Broadcasting – 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,826	11,909
Cable TV 0.0%
PTV, Inc. Series A, 10.00% (a)	56,261	129

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)
Nonconvertible Preferred Stocks continued
Super Retail – 0.1%
GNC Corp. Series A, 12.00%	7,090	$ 7,799

TOTAL NONCONVERTIBLE PREFERRED STOCKS		19,837

TOTAL PREFERRED STOCKS
(Cost $24,724)		26,619

Floating Rate Loans 9.1%
	Principal
	Amount (000s)
Air Transportation – 0.6%
Delta Air Lines, Inc.:
Tranche B, term loan 11.01% 3/16/08 (g)	$ 1,040	1,069
Tranche C, term loan 13.51% 3/16/08 (g)	16,735	17,195
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (g)	14,096	14,308
Tranche DD, term loan 8.75% 2/1/12 (g)	2,014	2,044
US Airways Group, Inc. term loan 8.5% 3/31/11 (g)	2,450	2,481
		37,097
Automotive 0.9%
AM General LLC:
Tranche B1, term loan 9.5459% 11/1/11 (g)	11,025	11,273
Tranche C2, term loan 14.2088% 5/2/12 (g)	6,300	6,552
Dana Corp. term loan 7.22% 4/13/08 (g)	1,450	1,459
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.9544% 4/30/10 (g)	9,180	9,306
Tranche 3, term loan 8.7044% 3/1/11 (g)	14,515	14,769
Lear Corp. term loan 7.57% 4/25/12 (g)	10,910	10,924
		54,283
Cable TV 1.3%
Charter Communications Operating LLC Tranche B, term
loan 7.755% 4/28/13 (g)	27,608	27,712
CSC Holdings, Inc. Tranche B, term loan 6.6643%
3/29/13 (g)	27,850	27,920
Hilton Head Communications LP Tranche B, term loan 9%
3/31/08 (g)	6,000	5,790
NTL Cable PLC term loan 10.3313% 3/3/07 (g)	6,800	6,800
Olympus Cable Holdings LLC Tranche B, term loan
9.75% 9/30/10 (g)	1,450	1,417

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Cable TV – continued
UPC Broadband Holding BV Tranche H2, term loan
7.33% 9/30/12 (g)	$ 4,650	$ 4,650
UPC Distribution Holdings BV Tranche F, term loan
7.83% 12/31/11 (g)	4,975	4,975
		79,264
Capital Goods 0.0%
Chart Industries, Inc. Tranche B, term loan 6.625%
10/17/12 (g)	453	461
Mueller Group, Inc. term loan 7.263% 10/3/12 (g)	776	787
Walter Industries, Inc. term loan 6.885% 10/3/12 (g)	594	600
		1,848
Chemicals – 0.0%
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (g)	1,275	1,292
Tranche C, term loan 7.8392% 1/31/14 (g)	1,275	1,292
Solutia, Inc. Tranche B, term loan 8.33% 3/31/07 (g)	890	898
		3,482
Diversified Financial Services – 0.0%
Newkirk Master LP Tranche B, term loan 7.3502%
8/11/08 (g)	602	605
Electric Utilities – 0.3%
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (g)	3,073	3,100
term loan 6.82% 2/1/13 (g)	13,477	13,595
		16,695
Energy – 0.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (g)	832	840
Tranche 2, term loan 11.75% 7/8/13 (g)	9,370	9,604
Tranche B1, term loan 7.5034% 7/8/12 (g)	1,239	1,251
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (g)	2,252	2,274
term loan:
6.83% 10/31/07 (g)	6,885	6,885
7.2565% 10/31/12 (g)	9,336	9,430
		30,284
Entertainment/Film 0.2%
MGM Holdings II, Inc. Tranche B, term loan 7.2294%
4/8/12 (g)	9,790	9,876

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Environmental – 0.2%
Allied Waste Industries, Inc.:
term loan 6.7593% 1/15/12 (g)	$ 8,781	$ 8,803
Tranche A, Credit-Linked Deposit 6.7734%
1/15/12 (g)	3,409	3,418
		12,221
Healthcare 0.9%
DaVita, Inc. Tranche B, term loan 6.9456% 10/5/12 (g)	23,802	23,950
HealthSouth Corp. term loan 8.15% 3/10/13 (g)	29,080	29,371
		53,321
Homebuilding/Real Estate – 0.3%
Capital Automotive (REIT) Tranche B, term loan 6.58%
12/16/10 (g)	15,729	15,828
Paper 1.3%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.9393% 12/23/13 (g)	27,650	28,203
Tranche B, term loan 6.8847% 12/23/12 (g)	51,431	51,688
		79,891
Restaurants 0.0%
Dunkin Brands Acquisition, Inc. term loan 7.3256%
3/1/13 (g)	2,020	2,020
Services – 0.1%
Coinmach Corp. Tranche B1, term loan 7.9328%
12/19/12 (g)	779	791
Hertz Corp.:
Credit-Linked Deposit 7.18% 12/21/12 (g)	590	594
Tranche B, term loan 7.0171% 12/21/12 (g)	4,018	4,044
Tranche DD, term loan 12/21/12 (i)	691	694
		6,123
Super Retail – 0.6%
Neiman Marcus Group, Inc. term loan 7.34%
4/6/13 (g)	9,978	10,078
Toys ’R’ US, Inc. term loan 7.8256% 12/9/08 (g)	25,110	25,173
		35,251
Technology – 1.2%
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (g)	10,120	10,120
Tranche 2, term loan 12.05% 4/18/12 (g)	5,680	5,708

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Technology – continued
Infor Global Solutions AG: – continued
Tranche 2, term loan 12.3% 4/18/12 (g)	$ 8,980	$ 9,014
SunGard Data Systems, Inc. Tranche B, term loan
7.215% 2/10/13 (g)	49,690	50,311
		75,153
Telecommunications – 0.7%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (g) .	19,000	19,190
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (g)	12,400	12,989
Tranche B, term loan 7.7819% 9/21/13 (g)	6,200	6,262
Tranche C, term loan 8.2819% 9/21/14 (g)	6,200	6,262
		44,703

TOTAL FLOATING RATE LOANS
(Cost $550,640)		557,945

Money Market Funds 7.2%
	Shares
Fidelity Cash Central Fund, 4.8% (b)
(Cost $439,176)	439,176,313	439,176

Cash Equivalents 0.4%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
4.69%, dated 4/28/06 due 5/1/06)
(Cost $22,544)	22,553	22,544

TOTAL INVESTMENT PORTFOLIO 99.4%
(Cost $5,848,958)		6,084,639

NET OTHER ASSETS – 0.6%		37,970
NET ASSETS 100%		$ 6,122,609

Legend (a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Non-income producing – Issuer is in
default.

(d) Security initially issued in zero coupon
form which converts to coupon form at a
specified rate and date. The rate shown
is the rate at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $833,707,000
or 13.6% of net assets.

(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $24,821,000
or 0.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Arena Brands
Holding Corp.	6/18/97 -
Class B	1/12/99	$ 21,592
Arena Brands
Holding Corp.	6/25/02 -
Series B, 16.00%	10/3/02	$ 5,850
1/7/05 -
Intermet Corp.	1/13/05	$ 9,879
Mikohn Gaming
Corp. warrants
10/14/08	9/26/03	$ —
Trivest 1992
Special Fund Ltd.	7/2/92	$ —

(i) Position represents an unfunded loan
commitment. At period end, the total
principal amount and market value of
unfunded commitments totaled
$691,000 and $694,000, respectively.
The coupon rate will be determined at
time of settlement.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 14,539
Fidelity Securities Lending Cash Central Fund	115
Total	$ 14,654

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.0%
Canada	2.1%
Bermuda	2.0%
United Kingdom	1.3%
Others (individually less than 1%) .	6.6%
100.0%

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Value,
Affiliate	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Emergency Medical
Services Corp.
Class A	$ —	$ 9,580	$ —	$ —	$ 8,467

Income Tax Information

At April 30, 2006, the fund had a capital loss carryforward of approximately $462,007,000 of which $350,544,000 and $111,463,000 will expire on April 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		April 30, 2006
Assets
Investment in securities, at value (including repurchase
agreements of $22,544) See accompanying
schedule:
Unaffiliated issuers (cost $5,400,202)	$ 5,636,996
Affiliated Central Funds (cost $439,176)	439,176
Other affiliated issuers (cost $9,580)	8,467
Total Investments (cost $5,848,958)		$ 6,084,639
Cash		18,048
Receivable for investments sold		6,958
Receivable for fund shares sold		10,131
Dividends receivable		128
Interest receivable		86,500
Prepaid expenses		16
Other affiliated receivables		41
Other receivables		10
Total assets		6,206,471

Liabilities
Payable for investments purchased	$ 73,199
Payable for fund shares redeemed	4,100
Distributions payable	2,296
Accrued management fee	2,861
Other affiliated payables	980
Other payables and accrued expenses	426
Total liabilities		83,862

Net Assets		$ 6,122,609
Net Assets consist of:
Paid in capital		$ 6,326,424
Undistributed net investment income		27,105
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(466,601)
Net unrealized appreciation (depreciation) on
investments		235,681
Net Assets, for 714,122 shares outstanding		$ 6,122,609
Net Asset Value, offering price and redemption price per
share ($6,122,609 ÷ 714,122 shares)		$ 8.57

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands		Year ended April 30, 2006
Investment Income
Dividends		$ 11,833
Interest		353,392
Income from affiliated Central Funds		14,654
Total income		379,879

Expenses
Management fee	$ 31,058
Transfer agent fees	8,710
Accounting and security lending fees	1,155
Independent trustees’ compensation	23
Appreciation in deferred trustee compensation account	6
Custodian fees and expenses	104
Registration fees	199
Audit	208
Legal	123
Miscellaneous	255
Total expenses before reductions	41,841
Expense reductions	(282)	41,559

Net investment income		338,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		83,387
Change in net unrealized appreciation (depreciation) on
investment securities		185,105
Net gain (loss)		268,492
Net increase (decrease) in net assets resulting from
operations		$ 606,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Statement of Changes in Net Assets
	Year ended	Year ended
	April 30,	April 30,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 338,320	$ 305,133
Net realized gain (loss)	83,387	100,176
Change in net unrealized appreciation (depreciation) .	185,105	130
Net increase (decrease) in net assets resulting
from operations	606,812	405,439
Distributions to shareholders from net investment income .	(336,547)	(305,905)
Share transactions
Proceeds from sales of shares	1,559,724	1,282,381
Reinvestment of distributions	309,116	279,704
Cost of shares redeemed	(1,007,008)	(970,068)
Net increase (decrease) in net assets resulting from
share transactions	861,832	592,017
Redemption fees	409	530
Total increase (decrease) in net assets	1,132,506	692,081

Net Assets
Beginning of period	4,990,103	4,298,022
End of period (including undistributed net investment
income of $27,105 and undistributed net investment
income of $30,339, respectively)	$ 6,122,609	$ 4,990,103

Other Information
Shares
Sold	185,068	155,454
Issued in reinvestment of distributions	36,676	34,168
Redeemed	(119,932)	(118,564)
Net increase (decrease)	101,812	71,058

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights

Years ended April 30,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of
period	$ 8.15	$ 7.94	$ 7.37	$ 6.69	$ 7.63
Income from Investment
Operations
Net investment incomeB	.524	.539C	.584	.562	.554E,F
Net realized and unrealized
gain (loss)	416.210		.613	.588	(.952)E,F
Total from investment
operations	.940	.749	1.197	1.150	(.398)
Distributions from net
investment income	(.521)	(.540)	(.630)	(.472)	(.545)
Redemption fees added to
paid in capitalB	001.001		.003	.002	.003
Net asset value, end of period	$ 8.57	$ 8.15	$ 7.94	$ 7.37	$ 6.69
Total ReturnA	11.84%	9.64%	16.60%	18.89%	(5.16)%
Ratios to Average Net AssetsD
Expenses before reductions	.77%	.78%	.79%	.84%	.81%
Expenses net of fee waivers,
if any	.77%	.78%	.79%	.84%	.81%
Expenses net of all
reductions	.77%	.77%	.78%	.83%	.81%
Net investment income	6.24%	6.61%C	7.41%	9.06%	7.93%E,F
Supplemental Data
Net assets, end of period (in
millions)	$ 6,123	$ 4,990	$ 4,298	$ 3,832	$ 3,035
Portfolio turnover rate	42%	59%	113%	125%	125%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Net investment income per share includes approximately $.015 per share received as a result of a reorganization of an issuer that was in bank ruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been 6.42% .
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
E Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.038 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.48% to 7.93% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report 36

Notes to Financial Statements

For the period ended April 30, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

37 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Foreign Currency continued

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

38

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, deferred trustees compensa tion, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 371,005
Unrealized depreciation	(119,214)
Net unrealized appreciation (depreciation)	251,791
Undistributed ordinary income	6,497
Capital loss carryforward	(462,007)

Cost for federal income tax purposes	$ 5,832,848

The tax character of distributions paid was as follows:
	April 30, 2006	April 30, 2005
Ordinary Income	$ 336,547	$ 305,905

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $3,117,110 and $2,119,142, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was ..57% of the fund’s average net assets.

Annual Report

40

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

41 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

6. Security Lending continued

Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $115.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $90 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $30 and $162, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period Fidelity Freedom Funds were the owners of record, in the aggregate of approximately 26% of the total outstanding shares of the fund.

Annual Report

42

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Capital & Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting prin ciples used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts June 19, 2006

43 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 335 funds advised by FMR or an affiliate. Mr. McCoy oversees 337 funds advised by FMR or an affiliate. Mr. Gamper oversees 280 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1977

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006 present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

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44

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Capital & Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present) and FMR Co., Inc. (2005 present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005 present) and FMR Corp. (2003 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Corp. (1998 2002). In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and FMR Co., Inc. (2005 present). Mr. Reynolds also serves as a Director (2003 present) and Chief Operating Officer (2000 present) of FMR Corp and a Director of Strategic Advisers, Inc. (2005 present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Insti tutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

45 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

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46

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16 school system).

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48

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Coun cil for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

49 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Summer Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Summer Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. Pre viously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a the Chairman of Inner City Scholarship Fund.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Capital & Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Mark J. Notkin (40)

Year of Election or Appointment: 2003

Vice President of Capital & Income. Mr. Notkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds. Mr. Notkin also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

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50

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Capital & Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Capital & Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Capital & Income. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Capital & Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of Capital & Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Capital & Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Capital & Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Capital & Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Capital & Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

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52

Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Capital & Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Capital & Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Capital & Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Capital & Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Capital & Income. Mr. Ryan also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Capital & Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

53 Annual Report

Distributions

A total of 0.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government Securities which is generally exempt from State income tax.

The fund designates 7% of the dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates $99,626,406 of distributions paid during the period January 1, 2006 to April 30, 2006 as qualifying to be taxed as interest related dividends for non resident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

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54

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	3,817,312,130.38	95.987
Withheld	159,604,192.77	4.013
TOTAL	3,976,916,323.15	100.000
Albert R. Gamper, Jr.
Affirmative	3,811,292,567.85	95.835
Withheld	165,623,755.30	4.165
TOTAL	3,976,916,323.15	100.000
Robert M. Gates
Affirmative	3,804,414,088.52	95.662
Withheld	172,502,234.63	4.338
TOTAL	3,976,916,323.15	100.000
George H. Heilmeier
Affirmative	3,805,754,898.43	95.696
Withheld	171,161,424.72	4.304
TOTAL	3,976,916,323.15	100.000
Edward C. Johnson 3d
Affirmative	3,783,946,093.35	95.148
Withheld	192,970,229.80	4.852
TOTAL	3,976,916,323.15	100.000
Stephen P. Jonas
Affirmative	3,808,992,941.87	95.778
Withheld	167,923,381.28	4.222
TOTAL	3,976,916,323.15	100.000
Marie L. Knowles
Affirmative	3,811,002,536.02	95.828
Withheld	165,913,787.13	4.172
TOTAL	3,976,916,323.15	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	3,806,208,782.82	95.708
Withheld	170,707,540.33	4.292
TOTAL	3,976,916,323.15	100.000

William O. McCoy
Affirmative	3,796,628,504.60	95.467
Withheld	180,287,818.55	4.533
TOTAL	3,976,916,323.15	100.000

Robert L. Reynolds
Affirmative	3,812,231,630.64	95.859
Withheld	164,684,692.51	4.141
TOTAL	3,976,916,323.15	100.000

Cornelia M. Small
Affirmative	3,812,660,626.62	95.870
Withheld	164,255,696.53	4.130
TOTAL	3,976,916,323.15	100.000

William S. Stavropoulos
Affirmative	3,800,584,248.57	95.566
Withheld	176,332,074.58	4.434
TOTAL	3,976,916,323.15	100.000

Kenneth L. Wolfe
Affirmative	3,807,862,623.07	95.749
Withheld	169,053,700.08	4.251
TOTAL	3,976,916,323.15	100.000

A Denotes trust-wide proposal and voting results.

55 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Annual Report

56

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

57 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 58

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

59 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
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1411 Chapin Avenue
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851 East Hamilton Avenue
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3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Annual Report 60

Missouri
8885 Ladue Road
Ladue, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC 1900 K Street, N.W. Washington, DC Wisconsin 595 North Barker Road Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

61 Annual Report

61

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Shareholder
Servicing Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CAI-UANN-0606 1.784716.103

Item 2. Code of Ethics

As of the end of the period, April 30, 2006, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Capital & Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Capital & Income Fund	$189,000	$178,000
All funds in the Fidelity Group of Funds audited by PwC	$12,500,000	$11,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended April 30, 2006 and April 30, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Capital & Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Capital & Income Fund	$2,700	$2,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Capital & Income Fund	$6,100	$5,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$450,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed by PwC of $1,100,000A and $1,350,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

2006A		2005A
Covered Services	$170,000	$450,000
Non-Covered Services	$930,000	$900,000 B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 21, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 21, 2006